Financial Instruments - Summary of Fair Value Measurements using Significant Unobservable Inputs (Level 3) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Beginning balance	R$ 1,766,954
Ending balance	2,299,719	R$ 1,766,954
Current financial assets at fair value through profit or (loss) [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	5,985	8,593
Capital deployment	947	1,229
Sales and distributions	(247)	(4,008)
Gain recognized in finance income	461	171
Ending balance	R$ 7,146	R$ 5,985